Note 16 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Description of income taxes recognized in profit or loss [text block]
	December 31,	December 31,
	2019	2018
Deferred tax benefit (expense)	$131	$(796)
Total income tax benefit (expense)	$131	$(796)

Disclosure of income tax expense recovery differences explanatory [text block]
	December 31,	December 31,
	2019	2018
Loss for the year before income taxes	$(4,557)	$(5,006)
Statutory tax rate	27%	27%

Recovery of income taxes computed at statutory rates	1,230	1,352
Share based payments	(694)	(569)
Mexican inflationary adjustments	(600)	(1,002)
Differing effective tax rate on loss in foreign jurisdiction	4	63
Impact of change in statutory tax rates	-	-
Unrecognized deferred tax assets	(2,680)	1,516
Impact of foreign exchange and other	2,871	(2,156)
Total income tax benefit (expense)	$131	$(796)

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	December 31,	December 31,
	2019	2018
Deferred income tax assets
Exploration and evaluation assets	$1,004	$1,031
Non-capital losses	301	1,761
Capital losses	-	551
Other	-	4
	$1,305	$3,347
Deferred income tax liabilities
Exploration and evaluation assets	$(95)	$(27)
Investment in associate	(3,192)	(3,493)
Unrealized capital gain on foreign exchange	-	(1,940)
	$(3,287)	$(5,460)
Net deferred income tax liability	$(1,982)	$(2,113)

Disclosure of deferred taxes [text block]
	December 31,	December 31,
	2019	2018
At January 1	$(2,113)	$(1,317)
Deferred income tax benefit (expense) through income statement	131	(796)
At December 31	$(1,982)	$(2,113)

Disclosure of deductible temporary differences and unused tax credits for which no deferred tax assets explanatory [text block]
	December 31,		December 31,
	2019	expiry dates	2018

Non-capital losses	$85,611	2020-2039	$70,659
Exploration and evaluation assets	13,040	no expiry	17,261
Financing fees	934	2040 - 2041	1,737
Other	3,352	no expiry	3,135
Total	$102,937		$92,792